EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits expenses [Text Block]
Classes of Benefits and Expenses by Employee

	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	670,616	598,070	647,280
Wages and salaries	651,371	577,634	628,093
Severance indemnities	19,245	20,436	19,187

Disclosure of defined benefit plans [text block]

	2021	2020	2019
Discount rate	2.56%	1.81%	1.81%
Inflation	3.20%	3.00%	3.00%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate (1)	RV-2014	RV-2014	RV-2014

(1)
For the purposes of determining the technical reserves, Chilean annuity providers are required by law to utilize the mortality tables specified by the SVS (currently Chilean Commission for the Financial Market). The most recent table is the
RV-2014,
which is based on Chilean pensioner experience from 2006-2013 (SP & SVS, 2013). The mortality tables distinguish between males and females.

Disclosure of sensitivity analysis for actuarial assumptions [text block]

Sensitivities to assumptions	2021 ThU.S.$
Discount rate
Increase in 100 bps	(3,267)
Decrease in 100 bps	3,992

Wage growth rates
Increase in 100 bps	3,388
Decrease in 100 bps	(3,033)

Disclosure of net defined benefit liability (asset) [text block]
The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of December 31, 2021 and 2020:

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Current	4,593	6,786
Non-current	67,967	74,609
Total	72,560	81,395

Reconciliation of the present value of severance indemnities obligations	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Opening balance	81,395	75,429
Current service cost	4,064	6,298
Interest cost	3,271	3,802
(Gains) losses from changes in actuarial assumptions	(5,784)	159
Actuarial gains and losses arising from experience	7,409	124
Benefits paid	(3,936)	(8,323)
Decrease due to sale of subsidiary	(393)	—
Increase (decrease) for foreign currency exchange rates changes	(13,466)	3,906
Closing balance	72,560	81,395